UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Blenheim Capital Management, L.L.C.

Address:   300 Connell Drive, Suite 5200
           Berkeley Heights, New Jersey 07922


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Joseph F. Esposito
Title:  Managing Director
Phone:  (732) 560-6246

Signature,  Place,  and  Date  of  Signing:

/s/ Joseph F. Esposito             Berkeley Heights, New Jersey       11/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-122205        Summit Global Management, Inc.
---------------  ---------------------------------------------------------------


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              13

Form 13F Information Table Value Total:  $      137,133
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- --------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- --------- --------- --- ---- ---------- -------- --------- ------ ----
ATLATSA RESOURCES CORP       Common Stock   049477102    115.00   500,000 SH       SOLE                  500,000      0    0
CENTURY ALUMINUM COMPANY     Common Stock   156431108 22,196.00 3,100,000 SH       SOLE                3,100,000      0    0
CHINA MING YANG WIND POW-ADS ADR            16951C108  6,892.00 6,153,907 SH       SOLE                6,153,907      0    0
COBALT INTERNATIONAL ENERGY  Common Stock   19075F106  3,341.00   150,000 SH       SOLE                  150,000      0    0
CONCHO RESOURCES INC         Common Stock   20605P101  1,421.00    15,000 SH       SOLE                   15,000      0    0
FREEPORT-MCMORAN COPPER      Common Stock   35671D857 11,874.00   300,000 SH       SOLE                  300,000      0    0
HUDBAY MINERALS INC          Common Stock   443628102 18,207.00 1,850,000 SH       SOLE                1,850,000      0    0
ISHARES MSCI BRAZIL          ETF            464286400 10,812.00   200,000 SH       SOLE                  200,000      0    0
SPDR S&P HOMEBUILDERS ETF    ETF            78464A888  9,932.00   400,000 SH       SOLE                  400,000      0    0
SPDR S&P METALS & MINING ETF ETF            78464A755 21,758.00   500,000 SH       SOLE                  500,000      0    0
TECK COMINCO LTD-CL B        Common Stock   878742204 22,975.00   780,132 SH       SOLE                  780,132      0    0
THOMPSON CREEK METALS CO INC Common Stock   884768102  3,135.00 1,100,000 SH       SOLE                1,100,000      0    0
VALE SA-SP ADR               ADR            91912E105  4,475.00   250,000 SH       SOLE                  250,000      0    0


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